Right-of-use assets (Details Narrative) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets
Average lease term	13 years 6 months	13 years
Leasing agreements	kr 137,218	kr 121,640
Short-term leases	kr 18,952	kr 5,826